Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2018	$ 818,180	$ (160,512)	$657,668
Improvements	277	—	277
Depreciation for the period	—	(32,113)	(32,113)
Impairment of vessels	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)
Balance as at December 31, 2018	$ 728,923	$ (142,823)	$ 586,100
Improvements	19,896	—	19,896
Depreciation for the period	—	(29,105)	(29,105)
Balance as at December 31, 2019	$ 748,819	$ (171,928)	$ 576,891